CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Schedule of Movements of Liability and Derivative Components of Convertible Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Liability component at 1 January 2014
Derivative component at 1 January 2014
Total at 1 January 2014
Notes issued on April 30, 2014	58,000,000
Change in fair value	(157,518)
Interest charge during the year	574,834
Liability component at 31 December 2014	55,018,674
Derivative component at 31 December 2014	3,398,642
Total at 31 December 2014	58,417,316
Liability component [Member]
Debt Instrument [Line Items]
Notes issued on April 30, 2014	54,443,840
Change in fair value
Interest charge during the year	574,834
Derivative component [Member]
Debt Instrument [Line Items]
Notes issued on April 30, 2014	3,556,160
Change in fair value	(157,518)
Interest charge during the year